Cash and cash equivalents (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash And Cash Equivalents
Cash on hand	$ 306,497	$ 358,534	$ 279,521
Bank balances	221,696,364	400,213,133	367,146,884
Cash	222,002,861	400,571,667	367,426,405
Time deposits	228,494,417	222,861,432	186,368,967
Securities purchased under resale agreements	67,059,167	57,570,583	49,038,418
Investments in mutual funds	1,619,484	26,119,133	15,320,226
Short term investments classified as cash equivalents	68,678,651	83,689,716	64,358,644
Cash equivalents	297,173,068	306,551,148	250,727,611
Total	$ 519,175,929	$ 707,122,815	$ 618,154,016	$ 597,081,675